RELATED PARTIES TRANSACTIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of holding company and related parties transactions [Line Items]
Interest income	$ 201	$ 467	$ 1,882
Joint ventures where entity is venturer [member]
Disclosure of holding company and related parties transactions [Line Items]
Interest income	0	157	983
Technical management fee income	0	354	1,625
Agency Fees from joint ventures	3	83	573
Charter hire and other related revenue	0	679	5,345
Charter hire and other related expenses	0	(6,025)	(44,206)
Payments on behalf of a joint venture	0	(7,987)	(2,199)
Repayment of preference shares by a joint venture	0	2,569	0
Settlement of interest bearing loan	0	5,382	0
Purchase of ships from a joint venture	0	0	54,000
Dividend income	0	536	5,000
Management fee income	$ 0	$ 0	$ 86